Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (95.9%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/20	90,700	97,413
	United States Treasury Inflation Indexed
	Bonds	0.875%	1/15/29	36,000	37,114
	United States Treasury Note/Bond	4.750%	2/15/37	23,100	29,850
	United States Treasury Note/Bond	5.000%	5/15/37	16,000	21,295
	United States Treasury Note/Bond	4.375%	2/15/38	11,000	13,697
	United States Treasury Note/Bond	4.250%	5/15/39	16,000	19,678
	United States Treasury Note/Bond	4.500%	8/15/39	24,500	31,111
	United States Treasury Note/Bond	4.375%	11/15/39	16,000	20,005
	United States Treasury Note/Bond	4.625%	2/15/40	37,000	47,765
	United States Treasury Note/Bond	4.375%	5/15/40	43,750	54,722
	United States Treasury Note/Bond	3.875%	8/15/40	38,500	45,063
	United States Treasury Note/Bond	4.250%	11/15/40	42,322	52,109
	United States Treasury Note/Bond	4.750%	2/15/41	49,700	65,325
	United States Treasury Note/Bond	4.375%	5/15/41	37,000	46,366
	United States Treasury Note/Bond	3.750%	8/15/41	45,300	52,038
	United States Treasury Note/Bond	3.125%	11/15/41	30,076	31,401
	United States Treasury Note/Bond	3.125%	2/15/42	34,500	35,972
	United States Treasury Note/Bond	3.000%	5/15/42	37,600	38,375
	United States Treasury Note/Bond	2.750%	8/15/42	59,000	57,636
	United States Treasury Note/Bond	2.750%	11/15/42	76,150	74,258
	United States Treasury Note/Bond	3.125%	2/15/43	82,500	85,761
	United States Treasury Note/Bond	2.875%	5/15/43	105,911	105,414
	United States Treasury Note/Bond	3.625%	8/15/43	95,553	107,662
	United States Treasury Note/Bond	3.750%	11/15/43	112,008	128,740
	United States Treasury Note/Bond	3.625%	2/15/44	113,250	127,671
	United States Treasury Note/Bond	3.375%	5/15/44	62,000	67,134
	United States Treasury Note/Bond	3.125%	8/15/44	97,300	100,964
	United States Treasury Note/Bond	3.000%	11/15/44	93,229	94,671
	United States Treasury Note/Bond	2.500%	2/15/45	67,000	61,891
	United States Treasury Note/Bond	3.000%	5/15/45	81,007	82,285
	United States Treasury Note/Bond	2.875%	8/15/45	88,170	87,440
	United States Treasury Note/Bond	3.000%	11/15/45	80,500	81,757
	United States Treasury Note/Bond	2.500%	2/15/46	82,450	75,879
	United States Treasury Note/Bond	2.500%	5/15/46	86,723	79,744
	United States Treasury Note/Bond	2.250%	8/15/46	79,500	69,302
	United States Treasury Note/Bond	2.875%	11/15/46	79,626	78,879
	United States Treasury Note/Bond	3.000%	2/15/47	94,750	96,186
	United States Treasury Note/Bond	3.000%	5/15/47	90,000	91,265
	United States Treasury Note/Bond	2.750%	8/15/47	97,600	94,092
	United States Treasury Note/Bond	2.750%	11/15/47	101,750	98,078
	United States Treasury Note/Bond	3.000%	2/15/48	100,200	101,422
	United States Treasury Note/Bond	3.125%	5/15/48	107,750	111,724
1	United States Treasury Note/Bond	3.000%	8/15/48	115,500	116,925
1	United States Treasury Note/Bond	3.375%	11/15/48	134,300	146,178
	United States Treasury Note/Bond	3.000%	2/15/49	95,000	96,262
					3,258,519

Agency Bonds and Notes (2.2%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,410
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	18,541
2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	14,555
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,370
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	760
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	11,341
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	9,294
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	16,913
					76,184
Conventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool	6.000%	2/1/26–11/1/28	9	10
					10
Nonconventional Mortgage-Backed Securities (0.5%)
2,3,4Fannie Mae REMICS 2016-1, 1M USD
	LIBOR + 0.350%	2.827%	2/25/46	5,283	5,260
2,3,4Fannie Mae REMICS 2016-6, 1M USD
	LIBOR + 0.450%	2.927%	2/25/46	3,602	3,623
2,3,4Freddie Mac REMICS, 1M USD LIBOR +
	0.400%	2.873%	5/15/46	3,417	3,430
2,3,4Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.923%	10/15/46	3,368	3,377
					15,690
Total U.S. Government and Agency Obligations (Cost $3,242,015)					3,350,403
Temporary Cash Investment (0.7%)
				Shares
Money Market Fund (0.7%)
5	Vanguard Market Liquidity Fund (Cost
	$25,094)	2.545%		250,936	25,096
Total Investments (99.3%) (Cost $3,267,109)					3,375,499
Other Assets and Liabilities-Net (0.7%)					24,297
Net Assets (100%)					3,399,796

1 Securities with a value of $3,265,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	47	$123.50	5,805	(25)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	24	124.00	2,976	(7)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	47	124.50	5,852	(7)
					(39)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	47	$122.50	5,758	(4)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	47	123.50	5,805	(17)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	24	124.00	2,976	(15)
					(36)

Total Options Written (Premiums Received
$113)					(75)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
					($000)
				Value and
		Number of		Unrealized
		Long (Short)		Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note		June 2019	510	108,634	45
30-Year U.S. Treasury Bond		June 2019	568	83,762	142
Ultra Long U.S. Treasury Bond		June 2019	312	51,256	240
10-Year U.S. Treasury Note		June 2019	5	618	—
					427
Short Futures Contracts
5-Year U.S. Treasury Note		June 2019	(657)	(75,976)	(280)
Ultra 10-Year U.S. Treasury Note		June 2019	(23)	(3,031)	—

Long-Term Treasury Fund

(280)
147

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing

Long-Term Treasury Fund

changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a

Long-Term Treasury Fund

dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the funds portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,350,403	—
Temporary Cash Investments	25,096	—	—
Option Written	(75)	—	—
Futures Contracts—Assets[1]	630	—	—
Futures Contracts—Liabilities[1]	(178)	—	—
Total	25,473	3,350,403	—
1 Represents variation margin on the last day of the reporting period.